Interest	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013
	$	$	$

Interest income	81,521	70,621	97,630
Interest expense	(5,459)	(10,002)	(7,688)
Total	76,063	60,619	89,942